SELECTED STATEMENTS OF INCOME DATA (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Restructuring charges	$ 5,552	$ 527	$ 1,884